Fair Value Measurements - Narrative (Details) - Consumer loans - Single-family residential $ in Thousands	Sep. 30, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreclosed residential real estate properties held as REO	$ 718
Real estate acquired through foreclosure	$ 2,663